Supplemental Cash Flow Information - Schedule of Non-Cash Investing and Financing Activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
NON-CASH INVESTING AND FINANCING TRANSACTIONS
Operating lease right-of-use assets and leasehold land obtained in exchange for liabilities assumed	$ 17,701	$ 17,035
Payment for purchase of property, plant and equipment in form of cryptocurrencies	3,443
Borrowing costs capitalized as additional to property, plant and equipment	5,788
Liabilities assumed in connection with payment for mining rigs	3,420
Liabilities assumed in connection with acquisition of property, plant and equipment and intangible assets	12,333	10,664
Prepayments realized as additions to property, plant and equipment and intangible assets	5,846	9,046
Transfer of inventory to mining rigs	146,788
Settlement of pre-existing debtor relationship in the Norway Acquisition (Note 6)		10,061
Issuance of senior secured notes, Class A ordinary shares and share options in connection with the Norway Acquisition (Note 6)		17,952
Cancellation of repurchased treasury shares	29,967	2,604
Transaction cost-related liabilities assumed in connection with the issuance of the convertible senior notes	714
Issuance of Class A ordinary shares in connection with conversion of convertible senior notes	$ 112,951